Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 164,682	$ 229,974
Account receivable		97
Prepaid expenses and other current assets	23,622	28,105
Total current assets	188,304	258,176
Property and equipment, net	10,050	8,608
Intangible assets, net	11	23
Other non-current assets	2,689	1,805
Total assets	201,054	268,612
CURRENT LIABILITIES:
Accounts payable	4,550	8,093
Accrued expenses and other current liabilities	10,873	10,719
Total current liabilities	15,423	18,812
Total liabilities	15,423	18,812
Commitments and contingencies (Note 12)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	462,104	456,293
Accumulated other comprehensive loss	14,195	9,342
Accumulated deficit	(290,805)	(215,990)
Total shareholders’ equity	185,631	249,800
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	201,054	268,612
Deferred Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value		2
Deferred B Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value		$ 153
Deferred Shares Two
SHAREHOLDERS’ EQUITY:
Deferred shares, value	$ 137